Offerings	Aug. 15, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities of Evergy, Inc.
Offering Note
(1)  An indeterminate amount or number of Senior Debt Securities, Subordinated Debt Securities, Com
m
on Stock, Preference Stock, Depository Shares, Warrants, Stock Purchase Contracts, Stock Purchase Units, Unsecured Senior Debt Securities, Unsecured Subordinated Debt Securities, First Mortgage Bonds, Notes and General Mortgage Bonds is being registered as may from time to time be issued at indeterminate prices.
(2)  In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrants are deferring payment of all of the registration fee.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities of Evergy, Inc.
Offering Note
(1)  An indeterminate amount or number of Senior Debt Securities, Subordinated Debt Securities, Com
m
on Stock, Preference Stock, Depository Shares, Warrants, Stock Purchase Contracts, Stock Purchase Units, Unsecured Senior Debt Securities, Unsecured Subordinated Debt Securities, First Mortgage Bonds, Notes and General Mortgage Bonds is being registered as may from time to time be issued at indeterminate prices.
(2)  In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrants are deferring payment of all of the registration fee.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock of Evergy, Inc.
Offering Note
(1)  An indeterminate amount or number of Senior Debt Securities, Subordinated Debt Securities, Com
m
on Stock, Preference Stock, Depository Shares, Warrants, Stock Purchase Contracts, Stock Purchase Units, Unsecured Senior Debt Securities, Unsecured Subordinated Debt Securities, First Mortgage Bonds, Notes and General Mortgage Bonds is being registered as may from time to time be issued at indeterminate prices.
(2)  In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrants are deferring payment of all of the registration fee.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preference Stock of Evergy, Inc.
Offering Note
(1)  An indeterminate amount or number of Senior Debt Securities, Subordinated Debt Securities, Com
m
on Stock, Preference Stock, Depository Shares, Warrants, Stock Purchase Contracts, Stock Purchase Units, Unsecured Senior Debt Securities, Unsecured Subordinated Debt Securities, First Mortgage Bonds, Notes and General Mortgage Bonds is being registered as may from time to time be issued at indeterminate prices.
(2)  In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrants are deferring payment of all of the registration fee.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depository Shares of Evergy, Inc.
Offering Note
(1)  An indeterminate amount or number of Senior Debt Securities, Subordinated Debt Securities, Com
m
on Stock, Preference Stock, Depository Shares, Warrants, Stock Purchase Contracts, Stock Purchase Units, Unsecured Senior Debt Securities, Unsecured Subordinated Debt Securities, First Mortgage Bonds, Notes and General Mortgage Bonds is being registered as may from time to time be issued at indeterminate prices.
(2)  In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrants are deferring payment of all of the registration fee.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants of Evergy, Inc.
Offering Note
(1)  An indeterminate amount or number of Senior Debt Securities, Subordinated Debt Securities, Com
m
on Stock, Preference Stock, Depository Shares, Warrants, Stock Purchase Contracts, Stock Purchase Units, Unsecured Senior Debt Securities, Unsecured Subordinated Debt Securities, First Mortgage Bonds, Notes and General Mortgage Bonds is being registered as may from time to time be issued at indeterminate prices.
(2)  In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrants are deferring payment of all of the registration fee.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts of Evergy, Inc.
Offering Note
(1)  An indeterminate amount or number of Senior Debt Securities, Subordinated Debt Securities, Com
m
on Stock, Preference Stock, Depository Shares, Warrants, Stock Purchase Contracts, Stock Purchase Units, Unsecured Senior Debt Securities, Unsecured Subordinated Debt Securities, First Mortgage Bonds, Notes and General Mortgage Bonds is being registered as may from time to time be issued at indeterminate prices.
(2)  In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrants are deferring payment of all of the registration fee.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Units of Evergy, Inc.
Offering Note
(1)  An indeterminate amount or number of Senior Debt Securities, Subordinated Debt Securities, Com
m
on Stock, Preference Stock, Depository Shares, Warrants, Stock Purchase Contracts, Stock Purchase Units, Unsecured Senior Debt Securities, Unsecured Subordinated Debt Securities, First Mortgage Bonds, Notes and General Mortgage Bonds is being registered as may from time to time be issued at indeterminate prices.
(2)  In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrants are deferring payment of all of the registration fee.

Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Unsecured Senior Debt Securities of Evergy Kansas Central, Inc.
Offering Note
(1)  An indeterminate amount or number of Senior Debt Securities, Subordinated Debt Securities, Com
m
on Stock, Preference Stock, Depository Shares, Warrants, Stock Purchase Contracts, Stock Purchase Units, Unsecured Senior Debt Securities, Unsecured Subordinated Debt Securities, First Mortgage Bonds, Notes and General Mortgage Bonds is being registered as may from time to time be issued at indeterminate prices.
(2)  In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrants are deferring payment of all of the registration fee.

Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Unsecured Subordinated Debt Securities of Evergy Kansas Central, Inc.
Offering Note
(1)  An indeterminate amount or number of Senior Debt Securities, Subordinated Debt Securities, Com
m
on Stock, Preference Stock, Depository Shares, Warrants, Stock Purchase Contracts, Stock Purchase Units, Unsecured Senior Debt Securities, Unsecured Subordinated Debt Securities, First Mortgage Bonds, Notes and General Mortgage Bonds is being registered as may from time to time be issued at indeterminate prices.
(2)  In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrants are deferring payment of all of the registration fee.

Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	First Mortgage Bonds of Evergy Kansas Central, Inc.
Offering Note
(1)  An indeterminate amount or number of Senior Debt Securities, Subordinated Debt Securities, Com
m
on Stock, Preference Stock, Depository Shares, Warrants, Stock Purchase Contracts, Stock Purchase Units, Unsecured Senior Debt Securities, Unsecured Subordinated Debt Securities, First Mortgage Bonds, Notes and General Mortgage Bonds is being registered as may from time to time be issued at indeterminate prices.
(2)  In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrants are deferring payment of all of the registration fee.

Offering: 12
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Notes of Evergy Metro, Inc.
Offering Note
(1)  An indeterminate amount or number of Senior Debt Securities, Subordinated Debt Securities, Com
m
on Stock, Preference Stock, Depository Shares, Warrants, Stock Purchase Contracts, Stock Purchase Units, Unsecured Senior Debt Securities, Unsecured Subordinated Debt Securities, First Mortgage Bonds, Notes and General Mortgage Bonds is being registered as may from time to time be issued at indeterminate prices.
(2)  In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrants are deferring payment of all of the registration fee.

Offering: 13
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	General Mortgage Bonds of Evergy Metro, Inc.
Offering Note
(1)  An indeterminate amount or number of Senior Debt Securities, Subordinated Debt Securities, Com
m
on Stock, Preference Stock, Depository Shares, Warrants, Stock Purchase Contracts, Stock Purchase Units, Unsecured Senior Debt Securities, Unsecured Subordinated Debt Securities, First Mortgage Bonds, Notes and General Mortgage Bonds is being registered as may from time to time be issued at indeterminate prices.
(2)  In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrants are deferring payment of all of the registration fee.